CONSOLIDATING SUMMARY FINANCIAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
Current assets	$ 3,288.5	$ 2,126.7
Current liabilities	1,399.6	1,060.1
Revenue	7,051.1	5,148.8
Net earnings (loss) attributable to common shareholders	2,390.1	948.8
Reportable legal entities
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
Current assets	3,288.5	2,126.7
Non-current assets	9,122.6	8,738.9
Current liabilities	1,399.6	1,060.1
Non-current liabilities	2,317.4	2,804.9
Revenue	7,051.1	5,148.8
Net earnings (loss) attributable to common shareholders	2,390.1	948.8
Consolidation Adjustments
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
Current assets	(5,171.6)	(5,405.2)
Non-current assets	(31,978.9)	(36,826.2)
Current liabilities	(5,171.6)	(5,405.2)
Non-current liabilities	(610.8)	(4,156.1)
Revenue	(4,544.0)	(3,216.0)
Net earnings (loss) attributable to common shareholders	(10,688.9)	(2,806.4)
Kinross Gold Corp.
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
Current assets	1,434.8	878.5
Non-current assets	8,282.5	8,792.3
Current liabilities	261.3	449.2
Non-current liabilities	880.0	2,360.0
Revenue	5,140.2	3,538.8
Net earnings (loss) attributable to common shareholders	2,390.1	948.8
Guarantor Subsidiaries
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
Current assets	2,590.0	2,806.0
Non-current assets	5,941.8	5,667.5
Current liabilities	2,082.6	1,521.3
Non-current liabilities	1,025.9	1,140.5
Revenue	4,595.3	3,266.1
Net earnings (loss) attributable to common shareholders	1,667.8	457.3
Non-Guarantor Subsidiaries
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
Current assets	4,435.3	3,847.4
Non-current assets	26,877.2	31,105.3
Current liabilities	4,227.3	4,494.8
Non-current liabilities	1,022.3	3,460.5
Revenue	1,859.6	1,559.9
Net earnings (loss) attributable to common shareholders	$ 9,021.1	$ 2,349.1